Nature of business and organization - Historic Business Acquisition (Details)					12 Months Ended
	Aug. 07, 2022 shares	Apr. 03, 2020 USD ($) $ / shares shares	Jul. 02, 2018 USD ($) store	Jul. 02, 2018 CNY (¥) store	Jun. 30, 2022 USD ($) $ / shares	Apr. 27, 2022 $ / shares	Jun. 30, 2021 $ / shares	Sep. 03, 2020	Dec. 12, 2019	May 10, 2019 $ / shares
Common Stock, Par or Stated Value Per Share					$ 0.01	$ 0.01	$ 0.01
Initial public offering
Common Stock, Par or Stated Value Per Share										$ 100
China Meitai | Xiangtai Cayman
Issuance of ordinary shares for acquisition | $					$ 1,600,000
Shareholders of Silanchi | Shareholders of Silanchi
Equity interest								100.00%	98.00%
JMC
Issuance of ordinary shares for acquisition | $		$ 2,658,909
Ownership interest to be acquired (as a percent)		51.00%
Number of shares to be issued (in shares) | shares	400,000	2,000,000
Price at which the shares are to be issued (in dollars per share)		$ 1.77
Percentage of after-tax net income payable to the company as service fee (as a percent)		51.00%
CQ Pengmei
Number of Grocery Stores Operated | store			2	2
Issuance of ordinary shares for acquisition			$ 900,000	¥ 5,949,052